Ordinary Shares - Additional Information (Detail) - shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2025	Aug. 13, 2024	Dec. 31, 2023
Treasury Stock, Common [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding	(4,919,170)	(2,304,862)	(2,953,102)		(2,811,614)
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued		1,551,709,362	1,562,944,610		1,538,109,009
Common stock shares outstanding		1,549,404,500	1,559,991,508		1,535,297,395
Stock issued during period shares new issues	8,963,906
Common Class A [Member] | Share Issue Period One [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding			1,010,502
Common Class A [Member] | Treasury Stock, Common [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding			7,953,404
Common Class A [Member] | XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")		8,460,156
Common Class A [Member] | Didi [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued				4,636,447
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued		348,708,257	348,708,257
Common stock shares outstanding		348,708,257	348,708,257		348,708,257